Debt	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Debt

4. Debt

The aggregate principal amount of debt outstanding as of March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Senior secured notes	$1,311	$1,273
Convertible promissory notes	3,227	3,133
Total Debt	$4,538	$4,406

Senior Secured Notes

The Senior Secured Notes bear interest at the compound rate of 15% per annum and are convertible at the option of each noteholder at $8.50 per share. The outstanding principal amount of the Senior Secured Notes and all accrued but unpaid interest will be due and payable at the maturity date, December 15, 2026, unless otherwise converted. While any Senior Secured Notes are outstanding, the Company cannot incur additional indebtedness for borrowed funds, except additional Senior Secured Notes, substantially similar notes or other debt instruments that are pari passu with or subordinate to the Senior Secured Notes.

As of December 31, 2025, the aggregate principal and accrued interest outstanding under the Senior Secured Notes totaled $1,273. The Company recognized approximately $38 of interest expense for the three months ended March 31, 2026, which is included within interest expense in the condensed consolidated statements of operations and comprehensive income (loss). As of March 31, 2026, the aggregate principal and accrued interest outstanding under the Senior Secured Notes totaled $1,311.

Convertible Promissory Notes

In June 2025 the Company entered into a security purchase agreement with accredited investors pursuant to which the Company sold and issued secured convertible promissory notes (“Convertible Promissory Notes”) and warrants to purchase 37,500,000 shares of Common Stock (“Warrants”) for total gross proceeds of $3,000.

The Convertible Promissory Notes bear simple interest at a rate of 10.00% per annum and mature in June 2026, unless earlier converted or repaid in accordance with its terms. Interest accrues daily based on a 360-day year and will not be paid in cash prior to maturity unless the Convertible Promissory Notes are repaid before conversion.

The Convertible Promissory Notes may not be prepaid before the maturity date without the written consent of the holder and is secured pursuant to a Security Agreement entered into concurrently with the issuance.

The Convertible Promissory Notes are convertible into 75,000,000 shares of the Company’s Common Stock at the option of the holder at any time prior to repayment. The conversion price is $0.04 per share, subject to customary anti-dilution adjustments for stock splits, stock dividends, combinations, or recapitalizations (the “Conversion Price”). Upon conversion, any unpaid accrued interest is automatically forgiven.

The outstanding principal balance under the Convertible Promissory Notes automatically convert into Common Stock upon the closing of a Qualified Financing, which excludes the issuance of Preferred Shares, with aggregate gross proceeds of at least $5,000, at the Conversion Price. In the event of a Change of Control prior to maturity, the holder may elect to (i) have the outstanding principal and accrued interest repaid in full or (ii) convert the principal into shares of Common Stock at the Conversion Price. Accrued interest is forgiven upon such conversion.

Upon the occurrence of an Event of Default and written notice from the holder (or automatically upon certain bankruptcy-related events), the Convertible Promissory Notes become immediately due and payable, together with all accrued interest. Events of Default include (i) failure to pay principal or interest when due, (ii) breaches of covenants in the Convertible Promissory Notes or the Securities Purchase Agreement, (iii) bankruptcy or insolvency events, and (iv) defaults under other indebtedness exceeding $200.

In connection with the issuance of the Convertible Promissory Notes, the Company incurred debt issuance costs totaling $75. These costs were recorded as a reduction to the carrying value of the Convertible Promissory Notes and are amortized to interest expense over the one-year term using the effective interest method. The effective interest rate on the Convertible Note is 12.64%.

 The Company accounts for its Convertible Promissory Notes at amortized cost. No portion of the proceeds was allocated to the conversion features, as the embedded conversion options did not require separate derivative accounting and the notes were not issued at a premium subject to ASC 470. The fair value of the warrants issued in connection with the notes was not material.

The balance of the Convertible Promissory Notes and accrued interest was $3,113 at December 31, 2025. The Company recognized approximately $75 of interest expense for the three months ended March 31, 2026, which is included within interest expense in the condensed consolidated statements of operations and comprehensive income (loss). Interest expense attributable to the amortization of debt issuance costs incurred with third-party financing arrangements was $19 and recorded to interest expense for the three months ended March 31, 2026. The balance of the Convertible Promissory Notes and accrued interest was $3,227 at March 31, 2026.